Segmented Information - Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 37,929	$ 34,510	$ 33,251
Accounts receivable	12,217	9,996
Intangible exploration and evaluation assets	2,673	584
Petroleum and natural gas assets	173,804	140,059
Other assets	2,202	2,917
Deferred taxes	6,246	3,723
Assets	239,095	201,147
Liabilities
Accounts payable and accrued liabilities	26,112	20,176
Derivative commodity contracts	88	398
Long-term debt	3,040	6,567
Asset retirement obligation	14,102	13,042
Lease obligation	800	2,014
Deferred taxes	6,246	3,723
Liabilities	60,521	62,852
Corporate [Member]
Assets
Cash	7,715	7,443
Accounts receivable	530	581
Other assets	878	921
Other	786	692
Assets	9,909	9,637
Liabilities
Accounts payable and accrued liabilities	3,802	3,794
Share-based compensation liabilities	10,133	2,035
Lease obligation	259	246
Liabilities	14,194	6,075
Operating segments [member]
Assets
Cash	37,929	34,510
Accounts receivable	12,217	9,996
Intangible exploration and evaluation assets	2,673	584
Petroleum and natural gas assets	173,804	140,059
Other assets	2,202	2,917
Other	4,024	9,358
Deferred taxes	6,246	3,723
Assets	239,095	201,147
Liabilities
Accounts payable and accrued liabilities	26,112	20,176
Share-based compensation liabilities	10,133	2,035
Derivative commodity contracts	88	398
Long-term debt	3,040	21,464
Asset retirement obligation	14,102	13,042
Lease obligation	800	2,014
Deferred taxes	6,246	3,723
Liabilities	60,521	62,852
Operating segments [member] | Egypt [member]
Assets
Cash	27,966	25,236
Accounts receivable	7,335	6,594
Intangible exploration and evaluation assets	2,089
Petroleum and natural gas assets	95,478	70,331
Other assets	1,304	1,985
Other	2,926	8,335
Deferred taxes	6,246	3,723
Assets	143,344	116,204
Liabilities
Accounts payable and accrued liabilities	18,193	14,342
Derivative commodity contracts		398
Long-term debt		14,897
Lease obligation	452	1,466
Deferred taxes	6,246	3,723
Liabilities	24,891	34,826
Operating segments [member] | Canada [member]
Assets
Cash	2,248	1,831
Accounts receivable	4,352	2,821
Intangible exploration and evaluation assets	584	584
Petroleum and natural gas assets	78,326	69,728
Other assets	20	11
Other	312	331
Assets	85,842	75,306
Liabilities
Accounts payable and accrued liabilities	4,117	2,040
Derivative commodity contracts	88
Long-term debt	3,040	6,567
Asset retirement obligation	14,102	13,042
Lease obligation	89	302
Liabilities	$ 21,436	$ 21,951